Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Provisions [line items]
Decommissioning liability	$ 182.3	$ 121.6	$ 70.5
Office lease provision	17.5	25.6	$ 33.5
Total	199.8	147.2
Current portion	34.1	23.4
Non-current portion	$ 165.7	$ 123.8